N-2 - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0000813623
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Swiss Helvetia Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Principal Investment Strategies
The following summarizes the Fund’s current investment objective and principal investment strategies:

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies.  The Fund also may acquire and hold equity and equity-linked securities of non-Swiss companies in the limited instance where: (1) the Fund holds an investment in a Swiss company, and (2) such Swiss company undergoes a merger, takeover, reorganization or other form of business combination with a non-Swiss issuer (a “reorganization”), or reorganizes (or “redomiciles”) itself as a new corporate entity outside of Switzerland, and (3) the Fund, as a stockholder in the Swiss company, acquires equity or equity-linked securities in the non-Swiss issuer as a result of the transaction.  The Fund would be permitted, but not required, to reacquire equity and equity-linked securities of Swiss companies that have redomiciled, so long as the Fund held an investment in the Swiss company at or before the time the company redomiciled. The Fund’s investment objective is fundamental and may not be changed without the approval of a majority of the Fund’s outstanding voting securities.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets, plus borrowings for investment purposes, in Swiss-equity and equity linked securities that are traded on a Swiss stock exchange, traded at the pre-bourse level of one or more Swiss stock exchanges, traded through a market maker or over the counter in Switzerland.  The Fund also may invest in Swiss-equity and equity-linked securities of Swiss companies that are traded on other major European stock exchanges.  Equity and equity-linked securities include registered shares, bearer shares, participation and dividend certificates, convertible bonds and bonds with warrants attached and unattached warrants.

For defensive purposes, during a period in which changes in Swiss equity markets or other adverse economic conditions or changes in Swiss political conditions warrant, the Fund may temporarily reduce its position in equity securities and invest in Sfr-denominated bank deposits, short-term debt or money market instruments.

The Fund may invest in securities of Swiss Real Estate Companies (as defined below), and acquire, hold and sell real estate or mortgages on real estate acquired through default, liquidation or other distributions or an interest in real estate as a result of the Fund’s ownership of such securities.  Additionally, the
Fund may invest a portion of its assets in investment companies and in certain pooled investment vehicles, including those that invest in private equity by investing in private equity funds (so-called “funds of funds”) or by making direct investments, including in infrastructure projects and real estate investments.

The Fund is permitted to (i) leverage up to 10% of its total assets (including the amount borrowed) and (ii) engage in certain options transactions.  The Fund may borrow money for investment purposes and as a temporary measure for various purposes, including the payment of dividends.  The Fund may enter into options to hedge market risk and to generate income.

No assurance can be given that the Fund’s investment objective will be achieved.

Investment Philosophy and Process
In making investment decisions securities are evaluated for the opportunity for capital appreciation as well as for their potential to provide regular income and growth of income. The Adviser reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. Fundamental research efforts are enhanced through communication among the portfolio managers and the company’s management team, who conduct internal research and extract information from external research. The portfolio managers communicate frequently with external analysts, and in-person visits with company management, together with local knowledge, help to provide opinions critical to investing in Swiss companies. The macroeconomic environment is reflected in fair value models. It is also taken into account in portfolio construction, where disciplined risk diversification is applied. In addition, the Adviser incorporates financially material environmental, social and governance (ESG) factors into its investment process. The Adviser evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which it views as important in its assessment of a company’s risk and potential for profitability.

Common Stocks. The Fund primarily invests in equity and equity-linked securities in the form of common stock. Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. The Fund may invest in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of bonds and warrants or a combination of the features of several of these securities. Investment characteristics of convertible securities vary widely, which allows these securities to be employed for a variety of investment strategies.

Investment Companies and Other Pooled Investment Vehicles. The Fund may invest in other investment companies, and may invest up to 5% of its total assets in pooled investment vehicles that invest in private equity by investing in private equity funds (so-called “funds of funds”) or by making direct investments, including in infrastructure projects and real estate investments. The Fund is only permitted to invest in investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and as consistent with the Fund’s investment objective and policies. Investments in private equity funds and other pooled investment vehicles are not subject to the limitations on investing in investment companies imposed by the 1940 Act. Private equity funds are typically structured as either limited partnerships or limited liability companies with a fixed-life, usually around ten years. The general partner of the private equity fund, who also is typically its adviser, makes investments, monitors them and finally exits them for a return on behalf of the limited partners, which are investors such as the Fund. The private equity fund’s assets are typically invested within three to five years, and after all investments are fully divested, the private equity fund can be terminated.

Illiquid and Restricted Securities. The Fund may invest up to 10% of its total assets in illiquid securities (i.e., securities that are not readily marketable). For this purpose, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the Federal securities laws) and securities that may be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid. It is expected that these illiquid securities will generally consist of equity or equity-linked securities purchased in privately negotiated transactions.

Swiss Real Estate Companies. The Fund may invest in equity and equity-linked securities issued by Swiss real estate companies, including Real Estate Investment Trusts (“REITs”) or REIT-like structures (“Swiss Real Estate Companies”). The Fund considers a real estate company to be a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate investments. The Fund considers a real estate company to be a Swiss Real Estate Company if it: (1) is organized in or has its principal office in Switzerland or (2) has a significant amount of real estate assets or investments in Switzerland, even if it is organized or its principal office is outside of Switzerland. The Fund’s investment in Swiss Real Estate Companies is deemed to be an investment in Swiss equity or equity-linked securities for purposes of the Fund’s investment objective.

Options Transactions. The Fund may engage in the following options transactions: (i) buying calls on securities in which the Fund can invest; (ii) buying calls on Swiss stock indices; (iii) writing covered calls on securities in which the Fund can invest; (iv) buying puts on these types of securities; and (v) buying puts on Swiss stock indices. The Fund may engage in these options transactions on an established Swiss exchange, European exchange (e.g., Eurex) or through privately negotiated transactions referred to as over-the-counter options. The Adviser may utilize options contracts to manage the Fund’s exposure to changing security prices.

Risk Factors [Table Text Block]
Principal Risks
The following summarizes the principal risks of an investment in the Fund:

General Risks of Investing in the Fund

Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Common stock prices, including the prices of shares of the Fund’s Common Stock are sensitive to general movements in the stock market. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, inflation, supply chain disruptions, and labor shortages, or as a result of other events such as geopolitical events, including, in particular, armed conflict such as is being experienced in Eastern Europe and the Middle East, natural disasters, or widespread pandemics or other adverse public health developments.  As part of the Advisers’ investment strategy, the Adviser evaluates certain factors as part of its fundamental analysis, including financially material ESG factors.  The analysis of these factors may not work as intended.  Market prices of the Fund’s shares of Common Stock may be affected by investors’ perceptions regarding closed-end funds generally or the Fund’s specific underlying investments.

Market Price Discount from Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from net asset value. This is a risk separate and distinct from the risk that the Fund’s net asset value will decrease. The Fund cannot predict whether shares of its Common Stock will trade at, above or below net asset value, but the Fund’s Common Stock has generally traded at a discount.

Foreign Securities Risk. In addition to the specific risks associated with investing in Swiss securities (see, “Risk Factors—General Risks of Investing in Swiss Securities—Swiss Securities Risk”), foreign investments generally may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other things, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Equity Securities Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.

Illiquid and Restricted Securities Risk. The Fund may invest in restricted securities and other investments that may be illiquid. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

The Fund also may be subject to a heightened liquidity risk in respect of its investments in private equity securities, including: (i) lack of a public market; (ii) dependence on an exit strategy, such as an initial public offering or sale of a business, which may not occur to realize the anticipated value of an investment or even dispose of the investment without a significant or total loss; and (iii) dependence on managerial assistance provided by other investors and the willingness of other investors or third parties to provide additional financial support to the issuer.

Investing in Investment Companies and Other Pooled Investment Vehicles. The Fund’s stockholders will be subject to duplicative expenses to the extent the Fund invests in other investment companies or pooled investment vehicles. A profit-sharing fee arrangement may create incentives for an adviser or manager to take greater investment risks in an attempt to realize a higher profit participation percentage. The securities of other investment companies and pooled investment vehicles also may be leveraged and may, depending on the extent of leverage, be subject to greater leverage risks than to which the Fund is subject. Investment companies and pooled investment vehicles in which the Fund may invest may have investment policies that differ from those of the Fund. In addition, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.

Investments in private equity funds are “illiquid.” It will be difficult for the Fund to gain access to, or liquidate, its capital contribution as those assets are “locked-up” in long-term investments by the private equity fund that usually last for approximately ten years and sometimes longer. Distributions are made only as investments are converted to cash, and the Fund typically will have no right to demand that sales be made. As such, the Fund and its stockholders may not see a realized return on an investment in a private equity fund for a number of years after its initial capital contribution.

Investing in private equity funds presents the additional risk that the Fund may have limited access to information concerning the underlying fund and its investments. For funds that are not listed on an exchange, the Adviser will fair value the Fund’s investment pursuant to procedures approved by the Fund’s Board of Directors. Although the Adviser will review the valuations provided by the funds, the Adviser may not be able to confirm independently the accuracy of such valuations.

Swiss Real Estate Company Risk. In addition to the general risks associated with investing in Swiss equity and equity-linked securities, the Fund’s investments in Swiss Real Estate Companies will be linked to the performance of the Swiss real estate markets. The Fund will not generally invest in real estate directly, and will typically invest only in securities issued by Swiss Real Estate Companies. However, the Fund also is subject to the risks associated with the direct ownership of real estate. These risks include: (i) declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) overbuilding and extended vacancies of properties; (iv) increases in property taxes and operating expenses; (v) costs and liabilities associated with environmental problems; and (vi) casualty or condemnation losses. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Performance of investments in REITs and REIT-like structures may decline as a result of the failure of borrowers to pay their loans and poor management. Income and real estate values also may be adversely affected by such factors as applicable laws, interest rate levels and the availability of financing. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.

Options Risk. The Fund is permitted, but not required, to engage in certain options transactions (relating to securities in which the Fund can invest and Swiss stock indices) which are considered derivative instruments. The use of these options involves risks different from or possibly greater than, the risks associated with investing directly in the underlying assets. The Adviser’s may utilize options to manage the Fund’s exposure to changing security prices. Successful use by the Fund of options will be subject to the Adviser’s ability to predict correctly movements in the prices of securities and indices underlying options and the stock market generally. To the extent the Adviser’s predictions are incorrect, the Fund may incur losses.

Leverage Risk. Using leverage is a speculative investment technique. The use of leverage may result in higher volatility of the net asset value and the market value of the Fund’s Common Stock. Because the interest rates on borrowings may vary, the Fund’s return will fall if interest rates rise and the Fund’s income will fluctuate. If the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value than if the Fund were not leveraged. The Fund will pay any costs and expenses relating to any borrowings. To the extent that the Fund is required or elects to prepay any borrowings, the Fund may need to liquidate investments to fund such prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns. There can be no assurance that any leverage strategy the Fund employs will be successful.

General Risks of Investing in Swiss Securities
Swiss Securities Risk. Trading in Swiss equities involves certain risks and special considerations not usually associated with investing in securities of established U.S. companies, including (i) risks related to the nature of the market for Swiss equities, including the risk that the Swiss equities markets may be affected by market developments in different ways than U.S. securities markets and may be more volatile than U.S. securities markets; (ii) political and economic risks with respect to Switzerland, including the possible imposition of, or changes in, currency exchange laws or other Swiss laws or restrictions applicable to investments in Swiss equities; and (iii) fluctuations in the rate of exchange between currencies and costs associated with currency conversion.

Swiss Market and Concentration Risk. The Swiss securities markets have substantially less trading volume than the U.S. securities markets. Additionally, the capitalization of the Swiss securities markets is highly concentrated. As of December 31, 2023, the top three holdings in the main overall performance index in Switzerland, the Swiss Performance Index, accounted for 42% of the index.  By comparison, as of the same date, the Fund has three holdings that exceed 5% of its net assets which, in the aggregate, constitute 39.4% of its net assets.  Securities of some companies located in Switzerland will be less liquid and more volatile than securities of comparable U.S. companies. This combination of lower volume and greater concentration in the Swiss securities markets may create a risk of greater price volatility than in the U.S. securities markets. Commissions for trading on Swiss exchanges are generally higher than commissions for trading on U.S. exchanges, although the Adviser seeks the most favorable net results (taking into account transaction costs) on the Fund’s portfolio transactions and, in certain instances, may be able to purchase portfolio investments on which commissions are negotiable. Further, Swiss markets typically have less government supervision compared to the U.S. markets.

Disclosure Standards Risk. Swiss reporting, accounting and auditing standards differ from U.S. standards in important respects. Swiss corporations, other than subsidiaries of U.S. companies, do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely than required of U.S. companies by the Securities and Exchange Commission (the “SEC”) or under U.S. generally accepted accounting principles (“U.S. GAAP”). As a result, less specific information may be available to investors in Swiss securities than to investors in U.S. securities. Swiss banks and insurance companies are subject to stricter disclosure requirements than other Swiss companies, but these rules are not as comprehensive as SEC or U.S. GAAP reporting standards.

Foreign Currency and Exchange Rate Risk. Substantially all of the Fund’s assets are invested in Swiss equities and equity-linked securities. In addition, the Fund makes its temporary investments in Swiss franc-denominated bank deposits, short-term debt securities and money market instruments. Substantially all income received by the Fund is in Swiss francs. The Fund’s net asset value, however, is reported, and distributions from the Fund are made, in U.S. dollars. Historically, the Fund has not entered into transactions designed to reduce currency risk and does not intend to do so in the future. Accordingly, currency risks in connection with investments in the Fund will be borne by investors. Therefore, the Fund’s reported net asset value and distributions could be adversely affected by devaluation of the Swiss franc relative to the U.S. dollar. In addition, the Fund computes its income at the foreign exchange rate in effect on the day of its receipt by the Fund. If the value of the Swiss franc falls relative to the U.S. dollar between the date the Fund receives such income and the date it makes distributions, and, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements, it may be required to liquidate securities in order to make distributions. There is no assurance that the Fund will be able to liquidate securities in order to meet such distribution requirements. Such liquidations, if required, also may adversely affect the Fund.

Tax Risk. Dividends and certain interest paid to the Fund by Swiss corporate entities will be subject to certain withholding taxes in Switzerland. Subject to certain limitations imposed by the Internal Revenue Code of 1986, as amended (the “Code”), foreign taxes withheld from distributions to the Fund or otherwise paid by the Fund may be creditable against taxes owed or deductible from income by U.S. stockholders for U.S. Federal income tax purposes if the Fund makes an election to treat the stockholders as having paid those taxes for U.S. Federal income tax purposes. The Fund’s ability to make such an election is subject to certain requirements in the Code. Although the Fund expects to be eligible to make such an election each year, and intends to do so if it is eligible, there is no assurance that the Fund will be eligible each year. If the election is made, the amount of such foreign taxes paid by the Fund will be includible as income to the stockholders for U.S. Federal income tax purposes. Non-U.S. investors may not be able to credit or deduct such foreign taxes, but may be deemed to have additional income from the Fund subject to U.S. withholding tax. Investors should review carefully the information discussed under “U.S. Federal Taxation” below and should discuss with their tax advisors the specific tax consequences of investing in the Fund.

Additional Risk Considerations
Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Adviser or the Fund’s administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, interfere with Fund stockholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Non-Diversified Status. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund has the ability to invest more of its assets in securities of a single issuer than if it were classified as a “diversified” fund, which may increase volatility. If the Fund’s investment in an issuer represents a relatively significant percentage of the Fund’s portfolio, the value of the Fund’s portfolio will be more impacted by a loss on that investment than if the portfolio were more diversified.

Risk of Anti-Takeover Provisions. The Fund has provisions in its Articles of Incorporation and By-laws that could have the effect of delaying, deferring, preventing or otherwise limiting the ability of other entities or persons to acquire control of the Fund, to cause the Fund to engage in certain transactions or to modify the Fund’s structure.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 4—Capital Share Transactions
The Fund is authorized to issue up to 50 million shares of capital stock. Transactions in capital shares were as follows:

	For the Year Ended		For the Year Ended
	December 31, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
Dividends Reinvested	—	$—	—	$—
Repurchased through Stock Repurchase Program (Note 6)	(205,045)	(1,687,724)	(16,504)	(120,928)
Repurchased from Tender Offer (Note 7)	—	—	—	—
Net Increase/(Decrease)	(205,045)	$(1,687,724)	(16,504)	$(120,928)

Document Period End Date		Dec. 31, 2023
Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Common stock prices, including the prices of shares of the Fund’s Common Stock are sensitive to general movements in the stock market. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, inflation, supply chain disruptions, and labor shortages, or as a result of other events such as geopolitical events, including, in particular, armed conflict such as is being experienced in Eastern Europe and the Middle East, natural disasters, or widespread pandemics or other adverse public health developments.  As part of the Advisers’ investment strategy, the Adviser evaluates certain factors as part of its fundamental analysis, including financially material ESG factors.  The analysis of these factors may not work as intended.  Market prices of the Fund’s shares of Common Stock may be affected by investors’ perceptions regarding closed-end funds generally or the Fund’s specific underlying investments.

Market Price Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from net asset value. This is a risk separate and distinct from the risk that the Fund’s net asset value will decrease. The Fund cannot predict whether shares of its Common Stock will trade at, above or below net asset value, but the Fund’s Common Stock has generally traded at a discount.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk. In addition to the specific risks associated with investing in Swiss securities (see, “Risk Factors—General Risks of Investing in Swiss Securities—Swiss Securities Risk”), foreign investments generally may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other things, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.

Illiquid and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities Risk. The Fund may invest in restricted securities and other investments that may be illiquid. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

The Fund also may be subject to a heightened liquidity risk in respect of its investments in private equity securities, including: (i) lack of a public market; (ii) dependence on an exit strategy, such as an initial public offering or sale of a business, which may not occur to realize the anticipated value of an investment or even dispose of the investment without a significant or total loss; and (iii) dependence on managerial assistance provided by other investors and the willingness of other investors or third parties to provide additional financial support to the issuer.

Investing in Investment Companies and Other Pooled Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Investment Companies and Other Pooled Investment Vehicles. The Fund’s stockholders will be subject to duplicative expenses to the extent the Fund invests in other investment companies or pooled investment vehicles. A profit-sharing fee arrangement may create incentives for an adviser or manager to take greater investment risks in an attempt to realize a higher profit participation percentage. The securities of other investment companies and pooled investment vehicles also may be leveraged and may, depending on the extent of leverage, be subject to greater leverage risks than to which the Fund is subject. Investment companies and pooled investment vehicles in which the Fund may invest may have investment policies that differ from those of the Fund. In addition, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.

Investments in private equity funds are “illiquid.” It will be difficult for the Fund to gain access to, or liquidate, its capital contribution as those assets are “locked-up” in long-term investments by the private equity fund that usually last for approximately ten years and sometimes longer. Distributions are made only as investments are converted to cash, and the Fund typically will have no right to demand that sales be made. As such, the Fund and its stockholders may not see a realized return on an investment in a private equity fund for a number of years after its initial capital contribution.

Investing in private equity funds presents the additional risk that the Fund may have limited access to information concerning the underlying fund and its investments. For funds that are not listed on an exchange, the Adviser will fair value the Fund’s investment pursuant to procedures approved by the Fund’s Board of Directors. Although the Adviser will review the valuations provided by the funds, the Adviser may not be able to confirm independently the accuracy of such valuations.

Swiss Real Estate Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swiss Real Estate Company Risk. In addition to the general risks associated with investing in Swiss equity and equity-linked securities, the Fund’s investments in Swiss Real Estate Companies will be linked to the performance of the Swiss real estate markets. The Fund will not generally invest in real estate directly, and will typically invest only in securities issued by Swiss Real Estate Companies. However, the Fund also is subject to the risks associated with the direct ownership of real estate. These risks include: (i) declines in the value of real estate; (ii) risks related to general and local economic conditions; (iii) overbuilding and extended vacancies of properties; (iv) increases in property taxes and operating expenses; (v) costs and liabilities associated with environmental problems; and (vi) casualty or condemnation losses. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Performance of investments in REITs and REIT-like structures may decline as a result of the failure of borrowers to pay their loans and poor management. Income and real estate values also may be adversely affected by such factors as applicable laws, interest rate levels and the availability of financing. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk. The Fund is permitted, but not required, to engage in certain options transactions (relating to securities in which the Fund can invest and Swiss stock indices) which are considered derivative instruments. The use of these options involves risks different from or possibly greater than, the risks associated with investing directly in the underlying assets. The Adviser’s may utilize options to manage the Fund’s exposure to changing security prices. Successful use by the Fund of options will be subject to the Adviser’s ability to predict correctly movements in the prices of securities and indices underlying options and the stock market generally. To the extent the Adviser’s predictions are incorrect, the Fund may incur losses.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. Using leverage is a speculative investment technique. The use of leverage may result in higher volatility of the net asset value and the market value of the Fund’s Common Stock. Because the interest rates on borrowings may vary, the Fund’s return will fall if interest rates rise and the Fund’s income will fluctuate. If the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value than if the Fund were not leveraged. The Fund will pay any costs and expenses relating to any borrowings. To the extent that the Fund is required or elects to prepay any borrowings, the Fund may need to liquidate investments to fund such prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns. There can be no assurance that any leverage strategy the Fund employs will be successful.

Swiss Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swiss Securities Risk. Trading in Swiss equities involves certain risks and special considerations not usually associated with investing in securities of established U.S. companies, including (i) risks related to the nature of the market for Swiss equities, including the risk that the Swiss equities markets may be affected by market developments in different ways than U.S. securities markets and may be more volatile than U.S. securities markets; (ii) political and economic risks with respect to Switzerland, including the possible imposition of, or changes in, currency exchange laws or other Swiss laws or restrictions applicable to investments in Swiss equities; and (iii) fluctuations in the rate of exchange between currencies and costs associated with currency conversion.

Swiss Market and Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swiss Market and Concentration Risk. The Swiss securities markets have substantially less trading volume than the U.S. securities markets. Additionally, the capitalization of the Swiss securities markets is highly concentrated. As of December 31, 2023, the top three holdings in the main overall performance index in Switzerland, the Swiss Performance Index, accounted for 42% of the index.  By comparison, as of the same date, the Fund has three holdings that exceed 5% of its net assets which, in the aggregate, constitute 39.4% of its net assets.  Securities of some companies located in Switzerland will be less liquid and more volatile than securities of comparable U.S. companies. This combination of lower volume and greater concentration in the Swiss securities markets may create a risk of greater price volatility than in the U.S. securities markets. Commissions for trading on Swiss exchanges are generally higher than commissions for trading on U.S. exchanges, although the Adviser seeks the most favorable net results (taking into account transaction costs) on the Fund’s portfolio transactions and, in certain instances, may be able to purchase portfolio investments on which commissions are negotiable. Further, Swiss markets typically have less government supervision compared to the U.S. markets.

Disclosure Standards Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Disclosure Standards Risk. Swiss reporting, accounting and auditing standards differ from U.S. standards in important respects. Swiss corporations, other than subsidiaries of U.S. companies, do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely than required of U.S. companies by the Securities and Exchange Commission (the “SEC”) or under U.S. generally accepted accounting principles (“U.S. GAAP”). As a result, less specific information may be available to investors in Swiss securities than to investors in U.S. securities. Swiss banks and insurance companies are subject to stricter disclosure requirements than other Swiss companies, but these rules are not as comprehensive as SEC or U.S. GAAP reporting standards.

Foreign Currency and Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency and Exchange Rate Risk. Substantially all of the Fund’s assets are invested in Swiss equities and equity-linked securities. In addition, the Fund makes its temporary investments in Swiss franc-denominated bank deposits, short-term debt securities and money market instruments. Substantially all income received by the Fund is in Swiss francs. The Fund’s net asset value, however, is reported, and distributions from the Fund are made, in U.S. dollars. Historically, the Fund has not entered into transactions designed to reduce currency risk and does not intend to do so in the future. Accordingly, currency risks in connection with investments in the Fund will be borne by investors. Therefore, the Fund’s reported net asset value and distributions could be adversely affected by devaluation of the Swiss franc relative to the U.S. dollar. In addition, the Fund computes its income at the foreign exchange rate in effect on the day of its receipt by the Fund. If the value of the Swiss franc falls relative to the U.S. dollar between the date the Fund receives such income and the date it makes distributions, and, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements, it may be required to liquidate securities in order to make distributions. There is no assurance that the Fund will be able to liquidate securities in order to meet such distribution requirements. Such liquidations, if required, also may adversely affect the Fund.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk. Dividends and certain interest paid to the Fund by Swiss corporate entities will be subject to certain withholding taxes in Switzerland. Subject to certain limitations imposed by the Internal Revenue Code of 1986, as amended (the “Code”), foreign taxes withheld from distributions to the Fund or otherwise paid by the Fund may be creditable against taxes owed or deductible from income by U.S. stockholders for U.S. Federal income tax purposes if the Fund makes an election to treat the stockholders as having paid those taxes for U.S. Federal income tax purposes. The Fund’s ability to make such an election is subject to certain requirements in the Code. Although the Fund expects to be eligible to make such an election each year, and intends to do so if it is eligible, there is no assurance that the Fund will be eligible each year. If the election is made, the amount of such foreign taxes paid by the Fund will be includible as income to the stockholders for U.S. Federal income tax purposes. Non-U.S. investors may not be able to credit or deduct such foreign taxes, but may be deemed to have additional income from the Fund subject to U.S. withholding tax. Investors should review carefully the information discussed under “U.S. Federal Taxation” below and should discuss with their tax advisors the specific tax consequences of investing in the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk. With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Adviser or the Fund’s administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its NAV, interfere with Fund stockholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund has the ability to invest more of its assets in securities of a single issuer than if it were classified as a “diversified” fund, which may increase volatility. If the Fund’s investment in an issuer represents a relatively significant percentage of the Fund’s portfolio, the value of the Fund’s portfolio will be more impacted by a loss on that investment than if the portfolio were more diversified.

Risk of Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Anti-Takeover Provisions. The Fund has provisions in its Articles of Incorporation and By-laws that could have the effect of delaying, deferring, preventing or otherwise limiting the ability of other entities or persons to acquire control of the Fund, to cause the Fund to engage in certain transactions or to modify the Fund’s structure.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Common Shares [Member]
General Description of Registrant [Abstract]
Share Price	$ 8.20	$ 8.20	$ 7.56	$ 9.94	$ 8.94	$ 8.41
NAV Per Share	$ 9.76	$ 9.76	$ 8.80	$ 11.50	$ 10.45	$ 9.71
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Not Held [Shares]	12,990,705